United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/2018

Date of Reporting Period: Quarter ended 03/31/2018

Item 1.	Schedule of Investments

Federated Bank Loan Core Fund
Portfolio of Investments
March 31, 2018 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—95.3%
		Aerospace/Defense—1.5%
$2,310,097		Engility Corp., Term Loan—1st Lien, 4.627%, (3-month USLIBOR +3.250%), 8/12/2023	$2,314,231
3,795,890		Transdigm Group, Inc., Term Loan—1st Lien, 4.627%, (3-month USLIBOR +2.750%), 5/14/2022	3,810,125
7,852,913		TransDigm, Inc., Term Loan—1st Lien, 4.773%, (3-month USLIBOR +2.750%), 6/9/2023	7,884,207
		TOTAL	14,008,563
		Automotive—2.3%
2,955,000		American Axle & Manufacturing, Inc., Term Loan—1st Lien, 4.130%, (3-month USLIBOR +2.250%), 4/6/2024	2,973,942
2,500,000		Autodata Inc., Term Loan—1st Lien, 5.015%, (3-month USLIBOR +3.250%), 12/14/2024	2,509,375
2,500,000		Autodata Inc., Term Loan—2nd Lien, 9.015%, (3-month USLIBOR +7.250%), 12/14/2025	2,537,500
3,990,000		Dexko Global, Inc., Term Loan—1st Lien, 5.802%, (3-month USLIBOR +3.500%), 7/24/2024	4,034,269
4,000,000		Dragon Merger Sub LLC, Term Loan—2nd Lien, 10.552%, (3-month USLIBOR +8.250%), 7/24/2025	4,060,000
2,000,000		Goodyear Tire & Rubber Co., Term Loan—2nd Lien, 3.710%, (3-month USLIBOR +2.000%), 3/7/2025	2,010,830
3,590,282		TI Group Auto Systems LLC, Term Loan—1st Lien, 4.377%, (3-month USLIBOR +2.750%), 6/30/2022	3,609,723
		TOTAL	21,735,639
		Building Materials—2.0%
1,980,000		Abc Supply Co., Inc., Term Loan—1st Lien, 4.377%, (3-month USLIBOR +2.500%), 10/31/2023	1,987,148
1,995,000		CD&R Waterworks Merger Sub LLC, Term Loan—1st Lien, 5.116%, (3-month USLIBOR +3.000%), 8/1/2024	2,008,716
1,879,457		HD Supply, Inc., Term Loan—1st Lien, 4.552%, (3-month USLIBOR +2.250%), 8/13/2021	1,893,553
1,975,075		HD Supply, Inc., Term Loan—1st Lien, 4.802%, (3-month USLIBOR +2.500%), 10/17/2023	1,989,641
1,995,000		Jeld-Wen, Inc., Term Loan—1st Lien, 4.302%, (3-month USLIBOR +2.000%), 12/14/2024	2,007,159
4,000,000		NCI Building System, Inc., Term Loan—1st Lien, 3.877%, (3-month USLIBOR +2.000%), 2/8/2025	4,005,000
4,000,000		Pisces Midco, Inc., Term Loan—1st Lien, 6.062%, (3-month USLIBOR +3.750%), 3/29/2025	4,010,000
981,048		Ply Gem Industries, Inc., Term Loan—1st Lien, 5.302%, (3-month USLIBOR +3.000%), 1/30/2021	983,961
		TOTAL	18,885,178
		Cable Satellite—4.3%
2,977,500		Altice Financing SA, Term Loan—1st Lien, 4.471%, (3-month USLIBOR +2.750%), 7/15/2025	2,925,022
6,346,621		Altice US Finance I Corp., Term Loan—1st Lien, 4.127%, (3-month USLIBOR +2.250%), 7/28/2025	6,345,828
1,953,984		CSC Holdings LLC, Term Loan—1st Lien, 4.036%, (3-month USLIBOR +2.250%), 7/17/2025	1,951,141
1,500,000		CSC Holdings LLC, Term Loan—1st Lien, 4.277%, (3-month USLIBOR +2.500%), 1/25/2026	1,502,115
5,985,000		Charter Communications Operating LLC, Term Loan—1st Lien, 3.880%, (3-month USLIBOR +2.000%), 4/30/2025	6,013,967
2,420,408		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 5.706%, (3-month USLIBOR +3.750%), 11/27/2023	2,425,623
1,000,000		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 6.456%, (3-month USLIBOR +4.500%), 1/2/2024	1,030,710
3,992,500		SFR Group SA, Term Loan—1st Lien, 4.720%, (3-month USLIBOR +3.000%), 1/31/2026	3,889,354
6,000,000		Unitymedia Finance LLC, Term Loan—1st Lien, 4.027%, (3-month USLIBOR +2.250%), 1/15/2026	6,000,840
4,000,000		Unitymedia Finance LLC, Term Loan—1st Lien, 4.027%, (3-month USLIBOR +2.250%), 9/30/2025	3,998,120
3,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 4.277%, (3-month USLIBOR +2.500%), 1/15/2026	3,521,875
		TOTAL	39,604,595
		Chemicals—2.6%
3,970,000		Alpha 3 BV, Term Loan—1st Lien, 5.302%, (3-month USLIBOR +3.000%), 1/31/2024	4,004,241
2,932,500		Axalta Coating Systems US Holdings, Inc., Term Loan—1st Lien, 4.302%, (3-month USLIBOR +2.000%), 6/1/2024	2,942,412
2,985,000		H.B Fuller Co., Term Loan—1st Lien, 4.072%, (3-month USLIBOR +2.250%), 10/20/2024	3,003,104
2,147,960		MacDermid, Inc., Term Loan—1st Lien, 4.377%, (3-month USLIBOR +2.500%), 6/7/2020	2,157,905
678,895		MacDermid, Inc., Term Loan—1st Lien, 4.877%, (3-month USLIBOR +3.000%), 6/7/2023	683,987
4,987,500		Oxea Corp., Term Loan—1st Lien, 5.250%, (3-month USLIBOR +3.500%), 10/12/2024	5,018,672
2,768,063		PQ Corp., Term Loan—1st Lien, 4.291%, (3-month USLIBOR +2.500%), 2/8/2025	2,782,554
985,000		Versum Materials, Inc., Term Loan—1st Lien, 4.302%, (3-month USLIBOR +2.000%), 9/29/2023	992,545

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$1,105,263		WR Grace & Co-Conn, Term Loan—1st Lien, 4.062%, (3-month USLIBOR +1.750%), 4/3/2025	$1,110,099
1,894,737		WR Grace & Co-Conn, Term Loan—1st Lien, 4.312%, (3-month USLIBOR +2.000%), 4/3/2025	1,903,026
		TOTAL	24,598,545
		Consumer Cyclical Services—2.4%
4,466,250		Constellis Holdings LLC, Term Loan—1st Lien, 7.302%, (3-month USLIBOR +5.000%), 4/21/2024	4,515,111
3,000,000		Constellis Holdings LLC, Term Loan—2nd Lien, 11.302%, (3-month USLIBOR +9.000%), 4/21/2025	3,045,000
3,400,159		Garda World Security Corp., Term Loan—1st Lien, 5.511%, (3-month USLIBOR +3.500%), 5/26/2024	3,437,357
3,950,000		ServiceMaster Co. LLC, Term Loan—1st Lien, 4.377%, (3-month USLIBOR +2.500%), 11/8/2023	3,971,172
4,858,978		USAGM HoldCo LLC, Term Loan—1st Lien, 6.052%, (3-month USLIBOR +3.750%), 7/28/2022	4,798,945
3,000,000		USAGM HoldCo LLC, Term Loan—2nd Lien, 10.272%, (3-month USLIBOR +8.500%), 7/28/2023	2,985,465
		TOTAL	22,753,050
		Consumer Products—2.0%
4,987,500		Diamond BC BV, Term Loan—1st Lien, 4.994%, (3-month USLIBOR +3.000%), 9/6/2024	4,986,477
1,035,002		Prestige Brands, Inc., Term Loan—1st Lien, 3.877%, (3-month USLIBOR +2.750%), 1/26/2024	1,038,702
4,423,509		SRAM LLC, Term Loan—1st Lien, 5.126%, (3-month USLIBOR +3.250%), 3/15/2024	4,462,215
1,972,519		Serta Simmons Bedding LLC, Term Loan—1st Lien, 5.695%, (3-month USLIBOR +3.500%), 11/8/2023	1,790,554
4,746,667		Serta Simmons Bedding LLC, Term Loan—2nd Lien, 9.711%, (3-month USLIBOR +8.000%), 11/8/2024	3,821,067
2,507,692		Welbilt, Inc., Term Loan—1st Lien, 4.629%, (3-month USLIBOR +2.750%), 3/3/2023	2,529,635
		TOTAL	18,628,650
		Diversified Manufacturing—2.1%
3,836,159		Dynacast International LLC, Term Loan—1st Lien, 5.552%, (3-month USLIBOR +3.250%), 1/28/2022	3,862,532
2,000,000		Dynacast International LLC, Term Loan—2nd Lien, 10.802%, (3-month USLIBOR +8.500%), 1/30/2023	2,010,000
744,514		Entegris, Inc., Term Loan—1st Lien, 4.127%, (3-month USLIBOR +2.250%), 4/30/2021	748,702
3,779,607		Gardner Denver, Inc., Term Loan—1st Lien, 5.052%, (3-month USLIBOR +2.750%), 7/30/2024	3,801,718
3,463,961		Gates Global LLC, Term Loan—1st Lien, 5.052%, (3-month USLIBOR +3.000%), 3/31/2024	3,487,239
6,000,000		Titan Acquisition Ltd., Term Loan—1st Lien, 5.312%, (3-month USLIBOR +3.000%), 3/28/2025	5,996,250
		TOTAL	19,906,441
		Environmental—0.1%
997,500		Wrangler Buyer Corp., Term Loan—1st Lien, 4.877%, (3-month USLIBOR +3.000%), 9/28/2024	1,004,268
		Finance Companies—1.3%
4,972,475		Avolon Holdings Ltd., Term Loan, 4.072%, (3-month USLIBOR +2.250%), 4/3/2022	4,980,505
2,500,000		GreenSky Holdings LLC, Term Loan—1st Lien, 5.562%, (3-month USLIBOR +3.250%), 3/26/2025	2,512,500
5,000,000		Telenet Financing USD LLC, Term Loan—1st Lien, 4.812%, (3-month USLIBOR +2.500%), 3/1/2026	5,030,200
		TOTAL	12,523,205
		Financial Institutions—2.0%
3,375,175		Sedgwick Claims Management Services, Inc., Term Loan—1st Lien, 4.627%, (3-month USLIBOR +2.750%), 2/28/2021	3,376,930
2,000,000		Sedgwick Claims Management Services, Inc., Term Loan—1st Lien, 5.062%, (3-month USLIBOR +2.750%), 2/28/2021	2,001,750
2,000,000		Sedgwick Claims Management Services, Inc., Term Loan—2nd Lien, 8.062%, (3-month USLIBOR +5.750%), 2/28/2022	2,015,000
3,000,000		Sedgwick, Inc., Term Loan—2nd Lien, 7.627%, (3-month USLIBOR +5.750%), 2/28/2022	3,020,250
4,000,000		Sedgwick, Inc., Term Loan—2nd Lien, 7.734%, (3-month USLIBOR +5.750%), 2/28/2022	4,027,000
3,944,962		WEX, Inc., Term Loan—1st Lien, 4.127%, (3-month USLIBOR +2.250%), 7/1/2023	3,976,739
		TOTAL	18,417,669
		Food & Beverage—2.6%
1,496,250		Aramark Services, Inc., Term Loan—1st Lien, 3.877%, (3-month USLIBOR +2.000%), 3/11/2025	1,508,407
2,418,214		Aramark Services, Inc., Term Loan—1st Lien, 3.877%, (3-month USLIBOR +2.000%), 3/28/2024	2,437,113
5,851,635		Del Monte Foods, Inc., Term Loan—1st Lien, 5.159%, (3-month USLIBOR +3.250%), 2/18/2021	5,040,745
3,850,061		Hearthside Group Holdings LLC, Term Loan—1st Lien, 4.877%, (3-month USLIBOR +3.000%), 6/2/2021	3,871,121
2,410,819		Pinnacle Foods Finance LLC, Term Loan—1st Lien, 3.377%, (3-month USLIBOR +1.750%), 2/3/2024	2,424,789
4,962,500		Post Holdings, Inc., Term Loan—1st Lien, 3.880%, (3-month USLIBOR +2.000%), 5/24/2024	4,976,767

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Food & Beverage—continued
$3,821,925		U.S. Foodservice, Inc., Term Loan—1st Lien, 4.377%, (3-month USLIBOR +2.500%), 6/27/2023	$3,851,679
		TOTAL	24,110,621
		Gaming—4.0%
1,228,449		Affinity Gaming LLC, Term Loan—1st Lien, 5.127%, (3-month USLIBOR +3.500%), 7/1/2023	1,238,179
3,000,000		Affinity Gaming LLC, Term Loan—2nd Lien, 10.127%, (3-month USLIBOR +8.250%), 1/31/2025	3,045,465
1,838,138		Boyd Gaming Corp., Term Loan—1st Lien, 4.236%, (3-month USLIBOR +2.500%), 9/15/2023	1,849,737
5,985,000		Caesars Entertainment Corp., Term Loan—1st Lien, 4.377%, (3-month USLIBOR +2.500%), 10/6/2024	6,028,002
6,483,750		Caesars Resort Collection, Term Loan—1st Lien, 4.627%, (3-month USLIBOR +2.750%), 12/22/2024	6,534,194
997,500		Churchill Downs, Inc., Term Loan—1st Lien, 3.650%, (3-month USLIBOR +2.000%), 12/27/2024	1,002,488
2,639,311		Eldorado Resorts, Inc., Term Loan—1st Lien, 4.128%, (3-month USLIBOR +2.250%), 4/17/2024	2,650,857
2,992,500		Golden Entertainment, Inc., Term Loan—1st Lien, 4.880%, (3-month USLIBOR +3.000%), 10/20/2024	3,012,146
5,773,311		Mohegan Tribal Gaming Authority, Term Loan—1st Lien, 5.877%, (3-month USLIBOR +4.000%), 10/13/2023	5,771,521
860,000		Penn National Gaming, Inc., Term Loan—1st Lien, 4.377%, (3-month USLIBOR +2.500%), 1/19/2024	866,218
1,432,500		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 5.058%, (3-month USLIBOR +2.750%), 5/14/2020	1,443,845
2,870,006		Station Casinos LLC, Term Loan—1st Lien, 4.380%, (3-month USLIBOR +2.500%), 6/8/2023	2,881,959
1,380,000		Tropicana Entertainment, Inc., Term Loan—1st Lien, 4.877%, (3-month USLIBOR +3.000%), 11/27/2020	1,390,350
		TOTAL	37,714,961
		Health Care—15.7%
2,893,508		Acadia Healthcare Co., Inc., Term Loan—1st Lien, 4.627%, (3-month USLIBOR +2.750%), 2/16/2023	2,921,242
6,369,105		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 4.936%, (3-month USLIBOR +3.250%), 4/28/2022	6,404,039
2,493,750		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 6.015%, (3-month USLIBOR +4.250%), 3/14/2025	2,518,301
7,980,000		Avantor, Inc., Term Loan—1st Lien, 5.877%, (3-month USLIBOR +4.000%), 11/21/2024	8,073,925
5,204,860		CHG Healthcare Services, Inc., Term Loan—1st Lien, 4.772%, (3-month USLIBOR +3.000%), 6/7/2023	5,250,428
1,183,992		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 4.734%, (3-month USLIBOR +2.750%), 12/31/2019	1,157,766
4,421,188		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 4.984%, (3-month USLIBOR +3.000%), 1/27/2021	4,258,776
2,985,000		Carestream Dental LLC, Term Loan—1st Lien, 5.552%, (3-month USLIBOR +3.250%), 9/1/2024	3,000,865
1,635,321		Carestream Health, Inc., Term Loan—1st Lien, 5.877%, (3-month USLIBOR +4.000%), 6/7/2019	1,646,949
3,725,265		Carestream Health, Inc., Term Loan—2nd Lien, 10.377%, (3-month USLIBOR +8.500%), 12/7/2019	3,725,265
1,000,000		Concentra, Inc., Term Loan—1st Lien, 4.530%, (3-month USLIBOR +2.750%), 6/1/2022	1,008,750
3,970,000		Endo Luxembourg Finance, Term Loan—1st Lien, 6.188%, (3-month USLIBOR +4.250%), 4/27/2024	3,969,166
4,235,219		Envision Healthcare Corp., Term Loan—1st Lien, 4.880%, (3-month USLIBOR +3.000%), 12/1/2023	4,257,983
6,430,025		Grifols Worldwide Operations USA, Inc., Term Loan—1st Lien, 3.995%, (3-month USLIBOR +2.250%), 1/31/2025	6,460,021
205,574		HCA, Inc., Term Loan—1st Lien, 3.627%, (3-month USLIBOR +1.750%), 3/18/2023	206,699
500,000		HCA, Inc., Term Loan—1st Lien, 4.312%, (3-month USLIBOR +2.000%), 3/13/2025	504,413
995,000		IMS Health, Inc., Term Loan—1st Lien, 4.302%, (3-month USLIBOR +2.000%), 1/18/2025	1,001,094
3,460,562		IMS Health, Inc., Term Loan—1st Lien, 4.302%, (3-month USLIBOR +2.000%), 3/7/2024	3,484,786
2,859,375		INC Research Holdings, Inc., Term Loan—1st Lien, 4.127%, (3-month USLIBOR +2.250%), 8/1/2024	2,872,785
3,982,494		MH Sub I LLC, 5.527%, (3-month USLIBOR +3.750%), 9/15/2024	3,989,244
4,000,000		MH Sub I LLC, Term Loan—2nd Lien, 9.277%, (3-month USLIBOR +7.500%), 9/15/2025	4,057,500
8,443,804		MPH Acquisition Holdings LLC, Term Loan—1st Lien, 5.052%, (3-month USLIBOR +3.000%), 6/7/2023	8,490,794
10,679,160		Ortho-Clinical Diagnostics, Inc., Term Loan—1st Lien, 5.627%, (3-month USLIBOR +3.750%), 6/30/2021	10,781,947
5,000,000		Osteon Merger Sub, Inc., Term Loan—1st Lien, 5.740%, (3-month USLIBOR +3.750%), 2/14/2025	5,050,000
3,930,000		PCI Pharma Services, Term Loan—1st Lien, 5.780%, (3-month USLIBOR +4.000%), 7/1/2023	3,954,582
3,000,000		PCI Pharma Services, Term Loan—2nd Lien, 10.530%, (3-month USLIBOR +8.750%), 7/1/2024	3,000,000
3,930,000		Precyse Acquisition Corp., Term Loan—1st Lien, 6.377%, (3-month USLIBOR +4.500%), 10/20/2022	3,946,585
3,306,351		Press Ganey Holdings, Inc., 4.877%, (3-month USLIBOR +3.000%), 10/23/2023	3,328,388
2,019,963		Press Ganey Holdings, Inc., Term Loan—2nd Lien, 8.377%, (3-month USLIBOR +7.250%), 10/21/2024	2,050,262
3,736,039		Radnet Management, Inc., Term Loan—1st Lien, 5.220%, (3-month USLIBOR +3.750%), 7/1/2023	3,788,586
8,275,002		SteriGenics—Nordion Holdings LLC, Term Loan - 1st Lien, 4.877%, (3-month USLIBOR +3.000%), 5/15/2022	8,282,781

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$6,967,494		Surgery Center Holdings, Inc., Term Loan—1st Lien, 5.130%, (3-month USLIBOR +3.250%), 8/31/2024	$6,974,461
9,919,937		Team Health Holdings, Inc., Term Loan—1st Lien, 4.627%, (3-month USLIBOR +2.750%), 2/6/2024	9,510,740
2,977,500		Tecomet, Inc., Term Loan—1st Lien, 5.283%, (3-month USLIBOR +3.500%), 5/1/2024	3,007,275
2,487,500		UIC Merger Sub, Inc., Term Loan—1st Lien, 5.127%, (3-month USLIBOR +3.250%), 8/31/2024	2,498,383
250,000		UIC Merger Sub, Inc., Term Loan—1st Lien, 8.877%, (3-month USLIBOR +7.000%), 8/30/2025	252,188
890,441		Vizient, Inc., Term Loan—1st Lien, 4.627%, (3-month USLIBOR +2.750%), 2/13/2023	899,350
		TOTAL	146,586,319
		Independent Energy—2.4%
3,000,000		California Resources Corp., Term Loan—1st Lien, 12.229%, (3-month USLIBOR +10.375%), 12/31/2021	3,397,500
3,000,000		California Resources Corp., Term Loan—1st Lien, 6.572%, (3-month USLIBOR +4.750%), 12/31/2022	3,051,570
5,000,000		Chesapeake Energy Corp., Term Loan—1st Lien, 9.444%, (3-month USLIBOR +7.500%), 8/23/2021	5,318,750
1,000,000		Fieldwood Energy LLC, Term Loan—1st Lien, 8.877%, (3-month USLIBOR +7.000%), 8/31/2020	997,085
3,350,000		Fieldwood Energy LLC, Term Loan—1st Lien, 9.427%, (3-month USLIBOR +7.125%), 9/30/2020	3,220,188
891,881		Fieldwood Energy, Term Loan—1st Lien, 4.752%, (3-month USLIBOR +2.875%), 9/28/2018	891,329
5,500,000		Ultra Resources, Inc., Term Loan—1st Lien, 4.765%, (3-month USLIBOR +3.000%), 4/12/2024	5,460,482
		TOTAL	22,336,904
		Industrial - Other—2.7%
1,990,000		Accudyne Industries Borrower SCA, Term Loan—1st Lien, 5.127%, (3-month USLIBOR +3.250%), 8/18/2024	2,003,562
2,000,000		EPV Merger Sub, Inc., Term Loan—1st Lien, 4.961%, (3-month USLIBOR +3.250%), 3/9/2025	1,999,380
500,000		EPV Merger Sub, Inc., Term Loan—2nd Lien, 8.961%, (3-month USLIBOR +7.250%), 3/9/2026	505,000
498,750		Excelitas Technologies, Term Loan—1st Lien, 5.161%, (3-month USLIBOR +3.500%), 12/2/2024	504,151
1,500,000		Excelitas Technologies, Term Loan—2nd Lien, 9.161%, (3-month USLIBOR +7.500%), 12/1/2025	1,527,195
9,000,000		Filtration Group Corp., Term Loan—1st Lien, 5.312%, (3-month USLIBOR +3.000%), 3/29/2025	9,045,000
2,992,500		Greenrock Finance, Inc., Term Loan—1st Lien, 5.802%, (3-month USLIBOR +3.500%), 6/28/2024	3,016,814
1,579,772		Hillman Group, Inc., Term Loan—1st Lien, 5.802%, (3-month USLIBOR +3.500%), 6/30/2021	1,598,863
1,543,116		KAR Auction Services, Inc., Term Loan—1st Lien, 4.813%, (3-month USLIBOR +2.500%), 3/9/2023	1,553,085
2,977,537		Unifrax I LLC, Term Loan—1st Lien, 5.802%, (3-month USLIBOR +3.750%), 4/4/2024	3,011,035
		TOTAL	24,764,085
		Insurance - P&C—4.2%
2,970,075		Acrisure LLC, Term Loan—1st Lien, 5.991%, (3-month USLIBOR +4.250%), 11/22/2023	3,012,399
4,923,079		AssuredPartners, Inc., Term Loan—1st Lien, 5.377%, (3-month USLIBOR +3.500%), 10/22/2024	4,942,156
1,500,000		AssuredPartners, Inc., Term Loan—1st Lien, 5.562%, (3-month USLIBOR +3.250%), 10/22/2024	1,505,812
2,890,698		Asurion LLC, Term Loan—1st Lien, 4.627%, (3-month USLIBOR +2.750%), 11/3/2023	2,913,520
2,000,000		Asurion LLC, Term Loan—2nd Lien, 7.877%, (3-month USLIBOR +6.000%), 8/4/2025	2,058,000
8,010,064		Hub International Ltd., Term Loan—1st Lien, 4.838%, (3-month USLIBOR +3.250%), 10/2/2020	8,061,248
7,174,488		NFP Corp., Term Loan—1st Lien, 4.877%, (3-month USLIBOR +3.000%), 1/8/2024	7,206,629
8,955,000		USI, Inc./NY, Term Loan—1st Lien, 5.302%, (3-month USLIBOR +3.000%), 5/16/2024	8,981,149
		TOTAL	38,680,913
		Leisure—0.9%
1,980,000		AMC Entertainment Holdings, Inc., Term Loan—1st Lien, 4.027%, (3-month USLIBOR +2.250%), 12/15/2023	1,986,801
980,000		Cedar Fair LP, Term Loan—1st Lien, 3.627%, (3-month USLIBOR +2.250%), 4/13/2024	986,943
5,458,750		Hoya Midco LLC, Term Loan—1st Lien, 5.802%, (3-month USLIBOR +4.000%), 6/30/2024	5,474,690
		TOTAL	8,448,434
		Lodging—2.2%
5,952,513		Belmond Interfin Ltd., Term Loan—1st Lien, 4.627%, (3-month USLIBOR +2.750%), 7/3/2024	5,982,275
2,962,500		Four Seasons Holdings, Inc., Term Loan—1st Lien, 3.877%, (3-month USLIBOR +2.500%), 11/30/2023	2,984,260
2,145,871		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.871%, (3-month USLIBOR +2.000%), 10/25/2023	2,159,594
4,488,750		Intrawest Resorts Holdings, Inc., Term Loan—1st Lien, 5.127%, (3-month USLIBOR +3.250%), 7/31/2024	4,519,610
3,970,000		RHP Hotel Properties LP, Term Loan—1st Lien, 4.070%, (3-month USLIBOR +2.250%), 5/11/2024	4,001,264

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Lodging—continued
$500,000		Wyndham Hotels & Resorts, Inc., Term Loan—1st Lien, 4.062%, (3-month USLIBOR +1.750%), 3/29/2025	$501,875
		TOTAL	20,148,878
		Media Entertainment—5.1%
2,000,000		AVSC Holding Corp., Term Loan—1st Lien, 5.202%, (3-month USLIBOR +3.250%), 3/1/2025	2,008,440
2,000,000		AVSC Holding Corp., Term Loan—2nd Lien, 9.256%, (3-month USLIBOR +7.250%), 9/1/2025	2,011,250
1,650,000		CBS Outdoor Americas Capital LLC / Corp., Term Loan—1st Lien, 3.872%, (3-month USLIBOR +2.250%), 3/18/2024	1,661,047
1,171,592		CBS Radio, Inc., Term Loan—1st Lien, 4.623%, (3-month USLIBOR +2.750%), 11/17/2024	1,178,915
995,000		E.W. Scripps Co., Term Loan—1st Lien, 6.000%, (3-month USLIBOR +2.250%), 10/2/2024	999,975
6,947,500		Emerald Expo Holdings, Inc., Term Loan—1st Lien, 4.627%, (3-month USLIBOR +2.750%), 5/22/2024	7,037,227
3,980,000		Entravision Communications Corp., Term Loan—1st Lien, 4.627%, (3-month USLIBOR +2.750%), 11/30/2024	3,990,786
750,000		Lamar Media Corp., Term Loan—1st Lien, 3.563%, (3-month USLIBOR +1.750%), 3/16/2025	752,580
1,093,750		Match Group, Inc., Term Loan—1st Lien, 4.286%, (3-month USLIBOR +2.500%), 11/16/2022	1,101,953
167,464		Mission Broadcasting, Inc., Term Loan—1st Lien, 4.387%, (3-month USLIBOR +2.500%), 1/17/2024	168,179
7,779,151		NEP/NCP Holdco, Inc., Term Loan—1st Lien, 4.898%, (3-month USLIBOR +3.250%), 7/21/2022	7,826,176
2,526,507		NEP/NCP Holdco, Inc., Term Loan—2nd Lien, 8.740%, (3-month USLIBOR +7.000%), 1/23/2023	2,548,614
1,300,386		Nexstar Broadcasting, Inc., Term Loan—1st Lien, 4.387%, (3-month USLIBOR +2.500%), 1/17/2024	1,305,939
987,538		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.718%, (3-month USLIBOR +2.000%), 10/4/2023	991,601
8,000,000		Sinclair Television Group, Term Loan—1st Lien, 4.812%, (3-month USLIBOR +2.500%), 12/12/2024	8,045,000
751,204		Tribune Media Co., Term Loan—1st Lien, 4.877%, (3-month USLIBOR +3.000%), 1/27/2024	752,770
60,271		Tribune Media Co., Term Loan—1st Lien, 4.877%, (3-month USLIBOR +3.000%), 12/27/2020	60,409
3,960,000		Urban One, Inc., Term Loan—1st Lien, 5.880%, (3-month USLIBOR +4.000%), 4/18/2023	3,937,745
1,000,000		WMG Acquisition Corp., Term Loan—1st Lien, 4.127%, (3-month USLIBOR +2.250%), 11/1/2023	1,004,865
		TOTAL	47,383,471
		Metals & Mining—0.2%
1,877,920		Peabody Energy Corp., 5.377%, (3-month USLIBOR +3.500%), 3/31/2022	1,884,962
		Midstream—1.5%
1,536,498		EMG Utica LLC, Term Loan—1st Lien, 5.593%, (3-month USLIBOR +3.750%), 3/27/2020	1,546,108
4,684,311		Energy Transfer Equity LP, 3.854%, (3-month USLIBOR +2.000%), 2/2/2024	4,680,939
4,872,179		Gulf Finance LLC, Term Loan—1st Lien, 7.560%, (3-month USLIBOR +5.250%), 8/25/2023	4,515,901
3,080,000		Summit Midstream Holdings LLC, Term Loan—1st Lien, 7.877%, (3-month USLIBOR +6.000%), 5/13/2022	3,118,500
		TOTAL	13,861,448
		Packaging—4.0%
987,538		Anchor Glass Container Corp., Term Loan—1st Lien, 4.541%, (3-month USLIBOR +2.750%), 12/7/2023	961,155
500,000		Anchor Glass Container Corp., Term Loan—2nd Lien, 9.490%, (3-month USLIBOR +7.750%), 12/7/2024	484,165
9,920,025		BWay Corp., Term Loan—1st Lien, 4.958%, (3-month USLIBOR +3.250%), 4/3/2024	9,981,132
990,000		Berry Plastics Corp., Term Loan—1st Lien, 3.740%, (3-month USLIBOR +2.000%), 1/19/2024	995,039
1,603,000		Berry Plastics Group, Inc., Term Loan—1st Lien, 3.740%, (3-month USLIBOR +2.000%), 2/8/2020	1,611,424
1,488,750		Charter Nex US, Inc., Term Loan—1st Lien, 4.877%, (3-month USLIBOR +3.250%), 5/17/2024	1,494,333
995,006		Consolidated Container Co. LLC, Term Loan—1st Lien, 4.877%, (3-month USLIBOR +3.000%), 5/22/2024	1,002,718
1,500,000		Crown Americas LLC, Term Loan—1st Lien, 4.312%, (3-month USLIBOR +2.000%), 1/29/2025	1,515,352
1,488,750		Flex Acquisition Co., Inc., Term Loan—1st Lien, 5.308%, (3-month USLIBOR +3.000%), 12/29/2023	1,497,705
1,975,000		Fortress Merger Sub., Inc., Term Loan—1st Lien, 6.309%, (3-month USLIBOR +4.000%), 10/19/2023	1,957,719
1,000,000		Fortress Merger Sub., Inc., Term Loan—2nd Lien, 10.812%, (3-month USLIBOR +8.500%), 10/21/2024	960,000
1,995,000		Multi-Color Corp., Term Loan—1st Lien, 4.127%, (3-month USLIBOR +2.250%), 10/31/2024	2,006,641
4,101,462		Reynolds Group Holdings, Inc., Term Loan—1st Lien, 4.627%, (3-month USLIBOR +2.750%), 2/5/2023	4,126,542
3,179,881		SIG Combibloc, Term Loan—1st Lien, 4.627%, (3-month USLIBOR +3.000%), 3/13/2022	3,201,997
3,727,340		Signode Industrial Group, Term Loan—1st Lien, 6.500%, (Prime +1.750%), 5/1/2021	3,729,670
1,946,250		Trident TPI Holdings, Inc., Term Loan—1st Lien, 5.127%, (3-month USLIBOR +3.250%), 10/17/2024	1,957,198
		TOTAL	37,482,790

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Pharmaceuticals—2.4%
$5,577,501		Jaguar Holding Co. II, Term Loan—1st Lien, 4.600%, (3-month USLIBOR +2.750%), 8/18/2022	$5,603,353
5,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 4.820%, (3-month USLIBOR +3.000%), 2/24/2025	5,013,125
4,348,315		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 5.203%, (3-month USLIBOR +2.750%), 9/24/2024	4,336,553
5,970,000		Parexel International Corp., Term Loan—1st Lien, 4.627%, (3-month USLIBOR +3.000%), 9/27/2024	5,978,955
1,208,273		Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, 5.240%, (3-month USLIBOR +3.500%), 4/1/2022	1,222,386
		TOTAL	22,154,372
		Restaurants—1.0%
7,403,412		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—1st Lien, 4.294%, (3-month USLIBOR +2.250%), 2/17/2024	7,417,293
1,477,575		KFC Holding Co., Term Loan—1st Lien, 3.808%, (3-month USLIBOR +2.000%), 6/16/2023	1,484,047
		TOTAL	8,901,340
		Retailers—2.2%
1,745,625		Hanesbrands, Inc., Term Loan—1st Lien, 3.627%, (3-month USLIBOR +1.750%), 12/15/2024	1,756,168
2,868,750		JC Penney Corp., Inc., Term Loan—1st Lien, 6.234%, (3-month USLIBOR +4.250%), 6/23/2023	2,815,865
1,873,578		Michaels Stores, Inc., Term Loan—1st Lien, 4.589%, (3-month USLIBOR +2.750%), 1/28/2023	1,884,594
2,940,000		PETCO Animal Supplies, Inc., Term Loan—1st Lien, 4.772%, (3-month USLIBOR +3.000%), 1/26/2023	2,166,618
3,155,573		Party City Holdings, Inc., Term Loan—1st Lien, 4.487%, (3-month USLIBOR +2.750%), 8/19/2022	3,171,114
1,945,000		PetSmart, Inc., Term Loan—1st Lien, 4.890%, (3-month USLIBOR +3.000%), 3/11/2022	1,565,949
1,492,500		Sally Holdings LLC, Term Loan—1st Lien, 4.130%, (3-month USLIBOR +2.500%), 7/5/2024	1,468,247
2,636,227		Talbots, Inc., Term Loan—1st Lien, 6.377%, (3-month USLIBOR +4.500%), 3/19/2020	2,615,361
2,998,060		Talbots, Inc., Term Loan—2nd Lien, 10.377%, (3-month USLIBOR +8.500%), 3/19/2021	2,938,099
		TOTAL	20,382,015
		Services—2.0%
3,914,204		Acosta Holdco, Inc., Term Loan—1st Lien, 5.127%, (3-month USLIBOR +3.250%), 9/26/2021	3,293,195
3,000,000		Altran Technologies SA, Term Loan—1st Lien, 5.062%, (3-month USLIBOR +2.750%), 1/31/2025	3,023,445
1,881,025		Brickman Group Holdings, Inc., Term Loan—1st Lien, 4.846%, (3-month USLIBOR +3.000%), 12/18/2020	1,894,484
1,947,022		Brickman Group Holdings, Inc., Term Loan—2nd Lien, 8.308%, (3-month USLIBOR +6.500%), 12/18/2021	1,964,059
5,500,000		Comet Bidco Ltd., Term Loan—1st Lien, 7.312%, (3-month USLIBOR +5.000%), 10/31/2024	5,445,000
2,962,500		USIC Holdings, Inc., Term Loan—1st Lien, 5.802%, (3-month USLIBOR +3.500%), 12/9/2023	2,992,125
		TOTAL	18,612,308
		Supermarkets—0.4%
3,487,472		Albertsons LLC, Term Loan—1st Lien, 4.956%, (3-month USLIBOR +3.000%), 6/22/2023	3,447,034
		Technology—17.8%
4,000,000		Aerial Merger Sub, Inc., Term Loan—2nd Lien, 10.302%, (3-month USLIBOR +8.000%), 8/8/2025	4,041,260
1,992,494		Almonde, Inc., Term Loan—1st Lien, 5.484%, (3-month USLIBOR +3.500%), 6/13/2024	1,992,872
1,500,000		Almonde, Inc., Term Loan—2nd Lien, 9.234%, (3-month USLIBOR +7.250%), 6/13/2025	1,489,568
3,980,000		Applied Systems, Inc., Term Loan—1st Lien, 5.552%, (3-month USLIBOR +3.250%), 9/19/2024	4,013,750
5,985,000		Avaya, Inc., Term Loan—1st Lien, 6.536%, (3-month USLIBOR +4.750%), 12/15/2024	6,035,244
4,064,418		BMC Software, Inc., Term Loan—1st Lien, 5.127%, (3-month USLIBOR +3.250%), 9/10/2022	4,089,577
3,970,000		CCC Information Services, Inc., Term Loan—1st Lien, 4.880%, (3-month USLIBOR +3.000%), 4/27/2024	3,988,798
3,000,000		CCC Information Services, Inc., Term Loan—2nd Lien, 8.627%, (3-month USLIBOR +6.750%), 4/27/2025	3,060,750
1,901,156		CDW LLC, Term Loan—1st Lien, 4.302%, (3-month USLIBOR +2.000%), 8/17/2023	1,910,338
1,418,000		CommScope, Inc., Term Loan—1st Lien, 3.877%, (3-month USLIBOR +2.000%), 12/29/2022	1,427,976
4,993,525		Compuware Corp., Term Loan—1st Lien, 5.130%, (3-month USLIBOR +3.500%), 12/15/2021	5,062,186
1,496,250		DELL International LLC, Term Loan—1st Lien, 3.880%, (3-month USLIBOR +2.000%), 9/7/2023	1,499,362
2,925,462		Diebold, Inc., Term Loan—1st Lien, 4.500%, (3-month USLIBOR +2.750%), 11/6/2023	2,932,323
2,496,909		First Data Corp., Term Loan—1st Lien, 4.122%, (3-month USLIBOR +2.250%), 4/26/2024	2,503,313
4,491,017		First Data Corp., Term Loan—1st Lien, 4.122%, (3-month USLIBOR +2.250%), 7/10/2022	4,502,694
4,434,218		Hyland Software, Inc., Term Loan—1st Lien, 7.000%, (Prime +2.250%), 7/1/2022	4,477,784

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$4,500,000		Hyland Software, Inc., Term Loan—2nd Lien, 8.877%, (3-month USLIBOR +7.000%), 7/7/2025	$4,559,985
2,099,339		Infor US, Inc., Term Loan—1st Lien, 4.627%, (3-month USLIBOR +2.750%), 2/1/2022	2,106,488
2,439,433		Informatica Corp., Term Loan—1st Lien, 5.127%, (3-month USLIBOR +3.250%), 8/6/2022	2,456,777
3,219,289		Ivanti Software, Inc., Term Loan—1st Lien, 6.130%, (3-month USLIBOR +4.250%), 1/20/2024	3,173,011
3,454,943		JD Power & Associates, Term Loan—1st Lien, 6.552%, (3-month USLIBOR +4.250%), 9/7/2023	3,472,218
1,333,333		JD Power & Associates, Term Loan—2nd Lien, 10.802%, (3-month USLIBOR +8.500%), 9/7/2024	1,353,333
1,975,000		JDA Software Group, Inc., Term Loan—1st Lien, 4.877%, (3-month USLIBOR +3.500%), 10/12/2023	1,989,319
2,887,500		Kemet Corp., Term Loan—1st Lien, 7.877%, (3-month USLIBOR +6.000%), 4/28/2024	2,945,250
4,950,094		Kronos, Inc., Term Loan—1st Lien, 4.880%, (3-month USLIBOR +3.500%), 11/1/2023	4,987,492
3,500,000		Kronos, Inc., Term Loan—2nd Lien, 10.023%, (3-month USLIBOR +8.250%), 11/1/2024	3,638,530
2,000,000		Landesk Software Group, Inc., Term Loan—2nd Lien, 10.880%, (3-month USLIBOR +9.000%), 1/20/2025	1,925,000
987,500		Leidos Innovations Corp., Term Loan—1st Lien, 3.688%, (3-month USLIBOR +2.000%), 8/16/2023	994,783
1,397,348		Microsemi Corp., Term Loan—1st Lien, 3.742%, (3-month USLIBOR +2.000%), 1/15/2023	1,401,323
4,975,000		NeuStar, Inc., Term Loan—1st Lien, 5.377%, (3-month USLIBOR +3.500%), 8/8/2024	4,998,855
1,473,526		ON Semiconductor Corp., Term Loan—1st Lien, 3.877%, (3-month USLIBOR +2.000%), 3/31/2023	1,482,463
2,000,000		Omnitracs Midco LLC, Term Loan—1st Lien, 5.062%, (3-month USLIBOR +2.750%), 3/23/2025	2,005,630
2,397,652		Optiv Security, Inc., Term Loan—1st Lien, 5.125%, (3-month USLIBOR +3.250%), 2/1/2024	2,319,728
4,000,000		Optiv Security, Inc., Term Loan—2nd Lien, 9.125%, (3-month USLIBOR +7.250%), 2/1/2025	3,875,000
2,000,000		Ping Identity Corp., Term Loan—1st Lien, 5.622%, (3-month USLIBOR +3.750%), 1/25/2025	2,012,500
3,000,000		Project Deep Blue Holdings LLC, Term Loan—1st Lien, 5.061%, (3-month USLIBOR +3.250%), 2/12/2025	3,016,125
1,000,000		Project Deep Blue Holdings LLC, Term Loan—2nd Lien, 9.061%, (3-month USLIBOR +7.250%), 2/12/2026	1,022,080
5,945,075		Rackspace Hosting, Inc., Term Loan—1st Lien, 4.787%, (3-month USLIBOR +3.000%), 11/3/2023	5,929,291
1,894,404		Renaissance Learning, Inc., Term Loan—1st Lien, 6.052%, (3-month USLIBOR +3.750%), 4/9/2021	1,905,457
2,411,444		Renaissance Learning, Inc., Term Loan—2nd Lien, 9.302%, (3-month USLIBOR +7.000%), 4/11/2022	2,426,515
5,875,824		Riverbed Technology, Inc., Term Loan—1st Lien, 5.130%, (3-month USLIBOR +3.250%), 4/24/2022	5,862,633
550,000		Rocket Software, Inc., Term Loan—1st Lien, 6.062%, (3-month USLIBOR +3.750%), 10/1/2023	553,438
3,940,000		Rocket Software, Inc., Term Loan—1st Lien, 6.552%, (3-month USLIBOR +4.250%), 10/14/2023	3,964,625
1,500,000		Rocket Software, Inc., Term Loan—2nd Lien, 11.802%, (3-month USLIBOR +9.500%), 10/14/2024	1,521,750
12,309		SS&C European Holdings SARL, Term Loan—1st Lien, 4.127%, (3-month USLIBOR +2.250%), 7/8/2022	12,392
1,080,448		SS&C Technologies, Inc., Term Loan—1st Lien, 4.127%, (3-month USLIBOR +2.250%), 7/8/2022	1,087,704
810,765		Sabre GLBL, Inc., 3.877%, (3-month USLIBOR +2.000%), 2/22/2024	814,199
2,487,500		Silverback Merger Sub, Inc., Term Loan—1st Lien, 5.404%, (3-month USLIBOR +3.500%), 8/21/2024	2,493,719
2,992,500		Solarwinds Holdings, Inc., Term Loan—1st Lien, 4.877%, (3-month USLIBOR +3.000%), 2/5/2024	3,009,333
2,850,978		Sophia LP, Term Loan—1st Lien, 5.552%, (3-month USLIBOR +3.250%), 9/30/2022	2,862,424
4,497,500		TTM Technologies, Term Loan—1st Lien, 4.377%, (3-month USLIBOR +2.500%), 9/28/2024	4,515,310
6,952,475		Tempo Acquisition LLC, Term Loan—1st Lien, 4.877%, (3-month USLIBOR +3.000%), 5/1/2024	6,994,850
5,365,450		Tibco Software, Inc., Term Loan—1st Lien, 5.380%, (3-month USLIBOR +3.500%), 12/4/2020	5,391,177
4,796,271		Trans Union LLC, Term Loan—1st Lien, 3.877%, (3-month USLIBOR +2.000%), 4/9/2023	4,816,512
3,123,291		Vf Holding Corp., Term Loan—1st Lien, 5.127%, (3-month USLIBOR +3.250%), 6/30/2023	3,153,884
		TOTAL	166,078,898
		Utility - Electric—0.5%
3,687,719		Calpine Construction Finance Co., Term Loan—1st Lien, 4.377%, (3-month USLIBOR +2.500%), 1/15/2025	3,701,327
987,500		Dayton Power & Light Co., Term Loan—1st Lien, 3.880%, (3-month USLIBOR +2.000%), 8/24/2022	993,677
		TOTAL	4,695,004
		Wireless Communications—0.9%
7,920,000		Sprint Communications, Inc., Term Loan—1st Lien, 4.438%, (3-month USLIBOR +2.500%), 2/2/2024	7,930,732
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $882,051,571)	887,671,292

Principal Amount or Shares		Value
	EXCHANGE-TRADED FUND—4.5%
1,825,000	PowerShares Senior Loan Portfolio (IDENTIFIED COST $41,923,738)	$42,212,250
	INVESTMENT COMPANY—3.6%
33,267,514	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.78%[2] (IDENTIFIED COST $33,264,627)	33,260,861
	TOTAL INVESTMENT IN SECURITIES—103.4% (IDENTIFIED COST $957,239,936)	963,144,403
	OTHER ASSETS AND LIABILITIES - NET—(3.4)%[3]	(31,745,618)
	TOTAL NET ASSETS—100%	$931,398,785
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2017	49,349,333
Purchases/Additions	214,723,059
Sales/Reductions	(230,804,878)
Balance of Shares Held 3/31/2018	33,267,514
Value	$33,260,861
Change in Unrealized Appreciation/Depreciation	$(10,081)
Net Realized Gain/(Loss)	$(2,208)
Dividend Income	$240,516
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$887,671,292	$—	887,671,292
Exchange-Traded Fund	42,212,250	—	—	42,212,250
Investment Company	33,260,861	—	—	33,260,861
TOTAL SECURITIES	$75,473,111	$887,671,292	$—	$963,144,403
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 24, 2018